Non-controlling interest (NCI)	12 Months Ended
Dec. 31, 2020
Non Controlling Interest [Abstract]
Non-controlling interest (NCI)
19.	Non-controlling interest (NCI)

On April 20, 2015 the Company acquired 100% of the shares of DCA, which owns 74.5% of the shares of MBJA and the remaining 25.5% is hold by Vantage, as a non-controlling shareholder.

On March 23, 2017, the Board of Directors of MBJA approved to declare dividends from retained earnings in the amount of USD$26.0 million, which was distributed to DCA USD$19.37 million (Ps. 377,603 an exchange rate of Ps. 19.4942) and Vantage USD$6.63 million (Ps. 129,247 an exchange rate Ps. 19.4942), which were paid on January 22, 2018. The payment of this dividend corresponds to the dividends payable as of December 31, 2017 in the consolidated statement of financial position.

On June 12, 2018, the Board of Directors of MBJA approved to declare dividends from retained earnings in the amount of USD$30.0 million, which was distributed to DCA USD$22.35 million (Ps. 424,907 an exchange rate of Ps. 19.0115) and Vantage USD$7.65 million (Ps. 145,438 an exchange rate Ps. 19.0115) and were paid on September 27, 2018.

On December 4, 2019, the Board of Directors of MBJA approved to declare dividends from retained earnings in the amount of USD$30.0 million, which was distributed to DCA USD$22.35 million (Ps. 428,639 an exchange rate of Ps. 19.1785) and Vantage USD$7.65 million (Ps. 146,715 an exchange rate Ps. 19.1785) and were paid on December 16, 2019.

The following table summarizes the information relating to DCA that has material NCI, before any intra-group elimination as of December 31:

	2018		2019		2020
NCI percentage	25.5%		25.5%		25.5%
Non-current assets	Ps.	5,924,963	Ps.	5,683,939	Ps.	6,118,680
Current assets		784,583		746,038		1,134,440
Non-current liabilities		(2,041,456)		(1,847,337)		(2,867,469)
Current liabilities		(498,817)		(499,225)		(228,897)
Net assets		4,169,273		4,083,415		4,156,754
Net assets attributable to NCI	Ps.	1,063,165	Ps.	1,041,271	Ps.	1,059,972

	2018		2019		2020
Revenues	Ps.	2,509,511	Ps.	2,413,596	Ps.	1,161,805
Profit		397,110		370,943		(196,677)
OCI		(103,569)		(260,464)		368,848
Total comprehensive income		293,541		110,479		172,171
Profit allocated to NCI		101,263		94,590		(50,153)
OCI allocated to NCI	Ps.	(2,889)	Ps.	(19,813)	Ps.	68,854

	2018		2019		2020
Net cash provided by operating activities		772,358		673,696		(38,123)
Net cash provided by investment activities		(642,014)		(69,268)		(245,271)
Net cash used in financing activities		(137,040)		(124,059)		944,221
Net increase (decrease) in cash and cash equivalents	Ps.	(6,696)	Ps.	480,368	Ps.	660,827